Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plazas, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com

Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plazas, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com
April 29, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Growth Series (Invesco Growth Series) CIK No. 0000202032
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Growth Series (Invesco Growth Series) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R, Class R5, Class S, Class Y, Investor and Institutional Class, as applicable, of Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2010 Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund, Invesco Balanced-Risk Retirement 2050 Fund, Invesco Conservative Allocation Fund, Invesco Convertible Securities Fund, Invesco Global Equity Fund, Invesco Growth Allocation Fund, Invesco Mid Cap Core Equity Fund, Invesco Moderate Allocation Fund, Invesco Moderate Growth Allocation Fund, Invesco Moderately Conservative Allocation Fund, Invesco Small Cap Growth Fund, Invesco Van Kampen Asset Allocation Conservative Fund, Invesco Van Kampen Asset Allocation Moderate Fund, Invesco Van Kampen Allocation Growth Fund, Invesco Van Kampen Harbor Fund, Invesco Van Kampen Leaders Fund, Invesco Van Kampen Real Estate Securities Fund and Invesco Van Kampen U.S. Mortgage Fund , that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 95 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 95 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on April 28, 2011.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-4131.
Sincerely,
/s/ Vilma Valdez

Vilma Valdez
Counsel